STOCK OPTIONS (Details) - $ / shares	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Stock Options
Number of stock option at beginning	4,910,000	5,765,000	3,720,000
Exercise price at beginning	$ 0.18	$ 0.20	$ 0.19
Number of stock option, Granted to employees	3,650,000	605,000	3,085,000
Exercise price of stock option, Granted to employees	$ 0.15	$ 0.15	$ 0.20
Number of stock option, Forfeitures by service provider		(500,000)	(65,000)
Exercise price of stock option, Forfeitures by service provider		$ 0.44	$ 0.15
Number of stock option, Forfeitures by employees		(960,000)	(965,000)
Exercise price of stock option, Forfeitures by employees		$ 0.15	$ 0.15
Number of stock option, Forfeiture by employees			(10,000)
Exercise price of stock option, Forfeiture by employees			$ 0.22
Number of stock option, Granted to employees	400,000
Exercise price of stock options, Granted to employees	$ 0.30
Number of stock option, granted to service providers	2,750,000
Exercise price of stock option, granted to service providers	$ 0.15
Number of stock option, expiration of option to employees	(430,000)
Exercise price of stock option, expiration of option to employees	$ 0.15
Number of stock option, expiration of options to employees	(75,000)
Exercise price of stock option, expiration of options to employees	$ 0.22
Number of stock option at ending	11,205,000	4,910,000	5,765,000
Exercise price at ending	$ 0.17	$ 0.18	$ 0.20